Change in Standards, Interpretations and Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Initial Application Of Standards Or Interpretations [Abstract]
Schedule of Carrying Amount of Financial Assets and their Measurement Category Under IAS 39 and the New Model Under IFRS 9	The following table presents the carrying amount of financial assets held by Liminal at December 31, 2017 and their measurement category under IAS 39 and the new model under IFRS 9.
	IAS 39		IFRS 9
	Measurement	Carrying	Measurement	Carrying
	category	amount	category	amount
Cash and cash equivalents	FVPL	$23,166	Amortized cost	$23,166
Trade receivables	Amortized cost	1,796	Amortized cost	1,796
Other receivables	Amortized cost	397	Amortized cost	397
Restricted cash	FVPL	226	Amortized cost	226
Long-term receivables	Amortized cost	1,856	Amortized cost	1,856
Equity investments	Cost	1,228	FVPL	1,228
Convertible debt	Cost	87	FVPL	87

Summary of Deficit and Long-term Debt after Accounting Modifications

The adoption of the accounting for modifications under the new standard has resulted in the restatement of the opening deficit and the long-term debt at January 1, 2018 as follows:

Deficit	$110
Long-term debt	(110)

Schedule of Consolidated Financial Statements Were Affected by the Adoption of IFRS 16

The table below shows which line items of the consolidated financial statements were affected by the adoption of IFRS 16 and the impact. There was no net impact on the deficit.

		Adjustments
	As reported as at	for the transition	Balance as at
	December 31, 2018	to IFRS 16	January 1, 2019
Assets
Prepaids	$1,452	$(84)	$1,368
Capital assets (note 9)	41,113	(1,043)	40,070
Right-of-use assets (note 10)	-	39,149	39,149
Liabilities
Accounts payable and accrued liabilities (note 13)	$31,855	$(2,499)	$29,356
Current portion of lease liabilities (note 14)	-	8,575	8,575
Long-term portion of lease liabilities (note 14)	-	34,126	34,126
Long-term portion of operating and finance lease inducements and obligations (note 17)	1,850	(1,850)	-
Other long-term liabilities (note 18)	5,695	(330)	5,365